Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2012

Collection Period Start	1-Apr-12	Distribution Date	15-May-12
Collection Period End	30-Apr-12	30/360 Days	30
Beg. of Interest Period	16-Apr-12	Actual/360 Days	29
End of Interest Period	15-May-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,315,211,390.36	1,292,621,219.28	0.9657918
Total Securities		1,338,405,600.85	1,315,211,390.36	1,292,621,219.28	0.9657918
Class A-1 Notes	0.343780%	170,000,000.00	146,805,789.51	124,215,618.43	0.7306801
Class A-2a Notes	0.680000%	150,000,000.00	150,000,000.00	150,000,000.00	1.0000000
Class A-2b Notes	0.400250%	350,000,000.00	350,000,000.00	350,000,000.00	1.0000000
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	22,590,171.08	40,655.50	132.8833593	0.2391500
Class A-2a Notes	0.00	85,000.00	0.0000000	0.5666667
Class A-2b Notes	0.00	112,848.26	0.0000000	0.3224236
Class A-3 Notes	0.00	310,333.33	0.0000000	0.8166667
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,590,171.08	606,156.34

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,897,015.47
Monthly Interest				6,080,388.33
Total Monthly Payments				21,977,403.80

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				726,894.85
Aggregate Sales Proceeds Advance				906,934.54
Total Advances				1,633,829.39

Vehicle Disposition Proceeds:
Reallocation Payments				1,077,299.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,100,873.36
Excess Wear and Tear and Excess Mileage				9,047.33
Remaining Payoffs				0.00
Net Insurance Proceeds				519,414.60
Residual Value Surplus				60,629.00
Total Collections				32,378,496.48

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	957,274.00			51
Involuntary Repossession	-			-
Voluntary Repossession	120,025.00			6
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		511,528.37		26
Customer Payoff			-	-
Grounding Dealer Payoff			5,357,728.17	215
Dealer Purchase			1,684,976.52	66
Total	1,077,299.00	511,528.37	7,042,704.69	364

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	63,438	1,581,183,976.89	7.00000%	1,315,211,390.36
Total Depreciation Received		(17,964,901.20)		(14,987,598.89)
Principal Amount of Gross Losses	(34)	(747,047.39)		(627,127.30)
Repurchase / Reallocation	-	-		-
Early Terminations	(6)	(157,455.92)		(127,689.00)
Scheduled Terminations	(331)	(8,070,496.21)		(6,847,755.89)
Pool Balance - End of Period	63,067	1,554,244,076.17		1,292,621,219.28

Remaining Pool Balance
Lease Payment				512,940,007.50
Residual Value				779,681,211.78
Total				1,292,621,219.28

III. DISTRIBUTIONS

Total Collections					32,378,496.48
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					32,378,496.48

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					489,359.14
3. Reimbursement of Sales Proceeds Advance					703,232.45
4. Servicing Fee:
Servicing Fee Due					1,096,009.49
Servicing Fee Paid					1,096,009.49
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,288,601.08

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					40,655.50

Class A-1 Notes Monthly Interest Paid					40,655.50
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					85,000.00

Class A-2 Notes Monthly Interest Paid					85,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					112,848.26

Class A-2 Notes Monthly Interest Paid					112,848.26
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					310,333.33

Class A-3 Notes Monthly Interest Paid					310,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	606,156.34
Total Note and Certificate Monthly Interest Paid	606,156.34
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	29,483,739.06

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,590,171.08

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,590,171.08
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,893,567.98

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		15,900,403.31
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,900,403.31
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,893,567.98
Gross Reserve Account Balance		22,793,971.29
Remaining Available Collections Released to Seller		2,717,887.28
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.42
Monthly Prepayment Speed		65%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	639,439.60
Securitization Value of Defaulted Receivables and Casualty Receivables	627,127.30	34
Aggregate Defaulted and Casualty Gain (Loss)	12,312.30
Pool Balance at Beginning of Collection Period	1,315,211,390.36
Net Loss Ratio	0.0009%

Cumulative Net Losses for all Periods	-0.0005%	(6,077.02)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,403,386.66	172
61-90 Days Delinquent	720,736.06	32
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	4,124,122.72	204
60+ Days Delinquencies as Percentage of Receivables	0.05%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	957,274.00	50
Securitization Value	939,714.19
Aggregate Residual Gain (Loss)	17,559.81

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,300,419.07	68
Cumulative Securitization Value	1,286,993.23
Cumulative Residual Gain (Loss)	13,425.84

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		925,492.49
Reimbursement of Outstanding Advance		703,232.45
Additional Advances for current period		906,934.54
Ending Balance of Residual Advance		1,129,194.58

Beginning Balance of Payment Advance		1,349,320.66
Reimbursement of Outstanding Payment Advance		489,359.14
Additional Payment Advances for current period		726,894.85
Ending Balance of Payment Advance		1,586,856.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of April 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No